Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2022	$ 50	$ 1,738,179	$ 204,604	$ 1,762,915	$ (153,509)	$ 3,552,239
Balance (in Shares) at Dec. 31, 2022	20,000,000
Net income (loss)				2,333,587		2,333,587
Statutory reserves appropriation			138,473	(138,473)
Foreign currency translation adjustments					(105,029)	(105,029)
Balance at Dec. 31, 2023	$ 50	1,738,179	343,077	3,958,029	(258,538)	5,780,797
Balance (in Shares) at Dec. 31, 2023	20,000,000
Net income (loss)				(1,931,243)		(1,931,243)
Foreign currency translation adjustments					(281,259)	(281,259)
Balance at Dec. 31, 2024	$ 53	4,695,350	343,077	2,026,786	(539,797)	6,525,469
Balance (in Shares) at Dec. 31, 2024	21,173,413
Shares issued in initial public offering	$ 3	2,957,171				2,957,174
Shares issued in initial public offering (in Shares)	1,173,413
Net income (loss)				(17,344,577)		(17,344,577)
Share-based compensation	$ 7	18,354,995				18,355,002
Share-based compensation (in Shares)	2,930,336
Foreign currency translation adjustments					(120,836)	(120,836)
Balance at Dec. 31, 2025	$ 60	$ 23,050,345	$ 343,077	$ (15,317,791)	$ (660,633)	$ 7,415,058
Balance (in Shares) at Dec. 31, 2025	24,103,749